Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Oct. 05, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Littlefield Corporation
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		17,324,439
Amendment Flag	false
Entity Central Index Key	0000931683
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 2,363,135	$ 2,915,115	$ 3,734,712
Accounts receivable, net of allowance for doubtful accounts of $22,200, $22,200 and $27,777, respectively	461,446	524,755	510,054
Other current assets	355,433	218,046	213,993
Note receivable – current portion	75,000	75,000	75,000
Total Current Assets	3,255,014	3,732,916	4,533,759
Property and Equipment – at cost, net of accumulated depreciation and amortization	7,416,232	7,259,822	7,118,263
Other Assets:
Goodwill, net	5,976,829	5,474,147	5,215,634
Intangible assets, net	1,413,185	939,990	918,157
Note receivable, net	215,872	268,463	373,644
Other non-current assets	337,532	290,163	266,777
Total Other Assets	7,943,418	6,972,763	6,774,212
TOTAL ASSETS	18,614,664	17,965,501	18,426,234
Current Liabilities:
Long term debt, current portion	913,111	563,105	273,380
Long term debt, legal settlements, current portion			120,742
Trade accounts payable	149,312	305,361	183,285
Accrued expenses	922,721	873,161	1,087,497
Total Current Liabilities	1,985,144	1,741,627	1,664,904
Long-term Liabilities:
Long term debt, net of current portion	3,146,884	2,891,445	2,885,090
Other liabilities, related party	122,757	110,352	96,027
Total Long-term Liabilities	3,269,641	3,001,797	2,981,117
Total Liabilities	5,254,785	4,743,424	4,646,021
Stockholders' Equity:
Common stock, $0.001 par value, (authorized 40,000,000 shares, issued 18,817,406 shares, 18,817,406 shares and 18,817,406 shares, respectively, outstanding 17,324,439 shares, 17,324,439 shares and 17,959,114 shares, respectively)	18,818	18,818	18,818
Additional paid-in-capital	31,280,483	31,214,949	31,148,229
Treasury stock – 1,492,967, 1,492,967 and 858,292 shares, at cost	(1,422,355)	(1,422,355)	(1,006,056)
Accumulated deficit	(16,517,067)	(16,589,335)	(16,380,778)
Total Stockholders' Equity	13,359,879	13,222,077	13,780,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 18,614,664	$ 17,965,501	$ 18,426,234

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts (in Dollars)	$ 22,200	$ 22,200	$ 27,777
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	18,817,406	18,817,406	18,817,406
Common stock, shares outstanding	17,324,439	17,324,439	17,959,114
Treasury stock, shares	1,492,967	1,492,967	858,292

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Entertainment	$ 2,175,756	$ 2,281,747	$ 5,004,487	$ 5,308,964	$ 9,558,081	$ 9,531,278
Other	21,254	19,367	44,332	38,470	77,229	77,578
TOTAL REVENUES	2,197,010	2,301,114	5,048,819	5,347,434	9,635,310	9,608,856
DIRECT COSTS AND EXPENSES:
Direct salaries and other compensation	186,541	216,734	382,930	428,805	843,074	792,324
Rent and utilities	744,061	676,504	1,481,500	1,368,759	2,745,637	3,125,067
Other direct operating costs	463,874	478,529	932,589	883,521	1,924,936	1,998,986
Depreciation and amortization	236,714	197,825	460,765	384,790	788,779	720,576
License expense	31,071	40,210	49,357	60,773	81,365	69,897
TOTAL COSTS AND EXPENSES	1,662,261	1,609,802	3,307,141	3,126,648	6,383,791	6,706,850
GROSS MARGIN	534,749	691,312	1,741,678	2,220,786	3,251,519	2,902,006
GENERAL AND ADMINISTRATIVE EXPENSES:
Salaries and other compensation	334,257	355,206	689,034	688,315	1,365,413	1,274,637
Legal and accounting fees	181,723	238,563	315,600	407,725	789,781	579,549
Depreciation and amortization	20,130	19,538	39,907	37,975	79,675	97,644
Share-based compensation expense	40,217	26,855	65,534	52,031	103,078	202,504
Other general and administrative	245,086	185,535	456,357	348,571	737,056	642,265
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	821,413	825,697	1,566,432	1,534,617	3,075,003	2,796,599
ARBITRATION JUDGMENT				(122,449)	(122,449)
CHANGE IN ESTIMATE						122,000
OPERATING INCOME (LOSS)	(286,664)	(134,385)	175,246	563,720	54,067	227,407
OTHER INCOME AND EXPENSES:
Interest income	4,062	8,428	8,973	16,914	29,653	45,632
Interest expense	(37,471)	(45,706)	(72,723)	(92,267)	(186,586)	(216,018)
Other income and expenses		(2,289)	(1,549)	(15,190)	(15,190)	(8,157)
TOTAL OTHER INCOME AND EXPENSES	(33,409)	(39,567)	(65,299)	(90,543)	(172,123)	(178,543)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(320,073)	(173,952)	109,947	473,177	(118,056)	48,864
PROVISION FOR INCOME TAXES	18,345	27,114	37,679	54,041	75,250	105,595
INCOME (LOSS) FROM CONTINUING OPERATIONS	(338,418)	(201,066)	72,268	419,136	(193,306)	(56,731)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS					(15,251)	292,433
NET INCOME (LOSS)	$ (338,418)	$ (201,066)	$ 72,268	$ 419,136	$ (208,557)	$ 235,702
Basic earnings (loss) per share
Continuing operations (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0	$ 0.02	$ (0.01)	$ 0
Discontinued operations (in Dollars per share)	$ 0	$ 0	$ 0	$ 0		$ 0.02
Total (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0	$ 0.02	$ (0.01)	$ 0.01
Diluted earnings (loss) per share
Continuing operations (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0	$ 0.02	$ (0.01)	$ 0
Discontinued operations (in Dollars per share)	$ 0	$ 0	$ 0	$ 0		$ 0.02
Total (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0	$ 0.02	$ (0.01)	$ 0.01
Weighted average shares outstanding – basic (in Shares)	17,324,439	17,880,653	17,324,439	17,898,854	17,815,114	17,583,785
Weighted average shares outstanding – diluted (in Shares)	17,324,439	17,880,653	17,792,261	18,327,548	17,815,114	18,203,021

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 17,535	$ 30,683,264	$ (993,891)	$ (16,616,480)	$ 13,090,428
Balance, shares (in Shares) at Dec. 31, 2008	16,754,901
Stock-based compensation	1,283	532,336			533,619
Stock-based compensation, shares (in Shares)	1,282,699
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals		(67,371)	102,741		35,370
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals, shares (in Shares)	80,899
Purchase of common stock			(114,906)		(114,906)
Purchase of common stock, shares (in Shares)	(159,385)
Net income (loss) f				235,702	235,702
Balance at Dec. 31, 2009	18,818	31,148,229	(1,006,056)	(16,380,778)	13,780,213
Balance, shares (in Shares) at Dec. 31, 2009	17,959,114				17,959,114
Balance at Jan. 01, 2010
Stock-based compensation		103,078			103,078
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals		(36,358)	66,453		30,095
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals, shares (in Shares)	59,333
Purchase of common stock			(482,752)		(482,752)
Purchase of common stock, shares (in Shares)	(694,008)
Net income (loss) f				(208,557)	(208,557)
Balance at Dec. 31, 2010	$ 18,818	$ 31,214,949	$ (1,422,355)	$ (16,589,335)	$ 13,222,077
Balance, shares (in Shares) at Dec. 31, 2010	17,324,439				17,324,439

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 72,268	$ 419,136	$ (208,557)	$ 235,702
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	500,672	422,764	868,454	871,204
Stock-based compensation expense	65,534	52,031	103,078	202,504
(Gain) loss on sale of business unit				(395,399)
(Gain) loss on sale of equipment	1,549	25,347	43,696
Increase (decrease) in cash flows as a result of changes in asset and liability account balances:
Accounts receivable, net	63,309	18,988	(14,701)	193,019
Other assets	(181,757)	(77,587)	(37,115)	(31,928)
Trade accounts payable	(156,049)	(159,707)	122,445	(131,137)
Accrued expenses and other current liabilities	61,965	(115,845)	(160,241)	(249,329)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	427,491	585,127	717,059	694,636
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(590,699)	(367,008)	(889,011)	(400,823)
Purchase of goodwill and intangibles	(409,752)	(164,218)	(318,513)	(210,100)
Proceeds from the sale of equipment				6,775
Proceeds from repayment of notes receivable, net	52,591	52,591	105,182	63,289
Proceeds from sale of business				300,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(947,860)	(478,635)	(1,102,342)	(240,859)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on notes payable, legal settlements and capital leases	(241,611)	(286,444)	(491,562)	(1,029,883)
Proceeds from notes payable	210,000		540,000
Repurchases of common stock		(73,885)	(482,752)	(114,906)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(31,611)	(360,329)	(434,314)	(1,144,789)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(551,980)	(253,837)	(819,597)	(691,012)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,915,115	3,734,712	3,734,712	4,425,724
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,363,135	3,480,875	2,915,115	3,734,712
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	72,723	92,266	186,586	216,018
Income taxes	65,158	63,888	75,023	68,377
Non-cash transactions:
Issuance of treasury stock under deferred compensation plan		15,827	15,827	17,815
Issuance of treasury stock under employee stock purchase plan		14,268	14,268	17,515
Issuance of common stock as stock-based compensation				367,156
Sale of business in exchange for note receivable				600,000
Purchase of acquisition assets in exchange for note payable	$ 637,057	$ 126,900	$ 126,900

BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1 – BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Littlefield Corporation actively participates in the U.S. charitable bingo market.  The Company’s corporate headquarters is located in Austin, Texas, and the Company operates primarily through wholly owned subsidiaries in Texas, South Carolina, Alabama and Florida.  The Company generates its revenues from bingo centers in all four states.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Littlefield Corporation and its subsidiaries (herein collectively referred to as the “Company”).  All significant intercompany accounts and transactions have been eliminated in the consolidation.

Reclassifications

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income (loss).

Management Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with maturities of three months or less at the date of acquisition or which are readily convertible to cash without penalty.

Accounts Receivable

Accounts receivable consist of amounts due from charitable organizations that conduct bingo events at the Company’s various bingo centers, and are generally payable within one month of the event.  Receivables also include rent due from operators of concessions located within certain bingo centers.  Accounts receivable are not secured.  Management provides an allowance for doubtful accounts, which reflects its estimate of the uncollectible receivables.  In the event of non-performance, the maximum exposure to the Company is the recorded amount of receivables, net of allowance for doubtful accounts, at the balance sheet date.

Property and Equipment

The cost of equipment, furniture and fixtures is depreciated over the estimated useful lives of the assets ranging from two to seven years, using the straight-line method.  Leasehold improvements are amortized over the lesser of the remaining term of the lease or the estimated useful lives.  Buildings are amortized over forty years, which approximates their estimated useful lives.  Building improvements are amortized over their estimated useful lives ranging from seven to forty years.  Upon sale, retirement or abandonment of assets, the related cost and accumulated depreciation are eliminated from the accounts and gains or losses are reflected in income.  Repairs and maintenance expenses, which do not extend asset lives, are expensed as incurred.

Advertising

Advertising costs are expensed when incurred or the first time the advertising takes place.  During 2010, the Company had advertising expenses of approximately  $47,000 compared to approximately  $43,000 in 2009.

Goodwill and Intangible Assets

Intangible assets, which primarily consist of goodwill, bingo licenses and non-compete covenants resulting from the acquisition of bingo entities are periodically reviewed by management to evaluate the future economic benefits or potential impairments, which may affect their recorded values.  Goodwill represents the excess of the cost of assets acquired over the fair market value of those tangible assets on the date of their acquisition.  Under FASB ASC 350, Intangibles – Goodwill and Other (FASB ASC 350), goodwill acquired in a business combination for which the acquisition date is after June 30, 2001, shall not be amortized, but shall be reviewed for impairment in value.

Since 2002, goodwill and intangible assets with indefinite lives are no longer amortized.  These indefinite-lived assets only pertain to halls in the State of Texas.  The Company has one class of asset that is classified as indefinite and not subject to periodic amortization.  This class of asset is known as a “Grandfathered” license”.   In discussing these Grandfathered licenses, a distinction should be made as to the types of bingo licenses the Company owns.  There are two classes of commercial lessor licenses in Texas:  Grandfathered and Tier.  The Grandfathered license refers to any license that was in existence prior to 1989 in which a non-renewal has not occurred.

A Grandfathered license allows the operator to have up to seven (7) charities in a hall and charge up to  $600 per session in rent.  These licenses are regulated by the Texas Lottery Commission and must be renewed each year.  There is an annual fee associated with the renewal of these licenses, which is expensed throughout the year.  There is a limited number of these licenses available and they are traded between individuals and organizations.  They are a traded commodity, in that they have a cash value which is determined by the market place.  These licenses can only be revoked or canceled by failing to renew them by the renewal date or for illegal activity.

A Tier license is deemed by the Company to have no value as an asset and is not recorded as an asset. A Tier commercial lessor license is any license issued after 1989 or any license issued prior to 1989 in which a non-renewal occurred.  A Tier license allows the operator to have one (1) charity in a hall and charge up to  $600 per session in rent.  These licenses are issued, renewed, and applied for through the Texas Lottery Commission.  The only cost associated with obtaining and keeping this type of license is an annual renewal fee, which is expensed throughout the year.  These licenses are not sold on a negotiated basis, at this time.

In South Carolina there are promoter and solicitor licenses with set fees that are renewed each year and expensed during the year.  In Alabama there is a business license which is based upon the gross amount of rents, these too are renewed annually and expensed during the year.  These licenses are not recorded as assets and therefore have no related amortization.

Non-compete covenants are amortized over the periods of the stated benefits, ranging from one to five years, and are monitored for contractual compliance.  If the projected undiscounted future cash flows related to the intangible assets are less than the recorded value, the intangible asset is written down to fair value.

Revenue Recognition

The Company generates revenues from the following sources and recognizes revenue when earned and collectability is probable:

(i)	Bingo:

Bingo rents, paper sales and head tax payments are received from charitable organizations through various sub-lease agreements of the Company's bingo centers.  Revenues are determined by customer attendance, spending and prize payouts, profit splits, as well as state regulations, which may dictate the number of bingo sessions a charity can conduct and rent limits that can be paid to a commercial lessor, such as the Company.  Revenues are accrued and accounted for in the month that they are due when realizable.  Revenues that are generated by amounts, such as customer attendance, are recognized in the month they are earned and collectability is probable.

(ii)	Other:

Other revenues are earned concessions, vending machines, bingo supplies, and other sources.  Other revenues are recognized in the month they are earned when collectability is probable.

Income Taxes

Deferred income tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax basis and financial reporting carrying amounts of assets and liabilities. The Company periodically evaluates its deferred tax assets and adjusts any related valuation allowance based on the estimate of the amount of such deferred tax assets which the Company does not believe will meet the “more-likely-than-not” recognition criteria.

Per Share Data

Basic earnings (loss) per share of common stock is calculated by dividing net income (loss) available to common share holders by the weighted average number of common shares actually outstanding during each period.  Diluted earnings (loss) per share of common stock is calculated by dividing net income (loss) by the fully diluted weighted average number of common shares outstanding during each period, which includes dilutive stock options and convertible shares.

Stock-Based Compensation

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.

Recently Issued Accounting Pronouncements

In January 2010, the FASB updated FASB ASC 820, Fair Value Measurements and Disclosures (FASB ASC 820) that requires additional disclosures and clarifies existing disclosures regarding fair value measurements. The additional disclosures include 1) transfers in and out of Levels 1 and 2 and 2) activity in Level 3 fair value measurements. The update provides amendments that clarify existing disclosures on 1) level of disaggregation and 2) disclosures about inputs and valuation techniques. This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. These disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We adopted the update on January 1, 2010, as required and concluded it did not have a material impact on our consolidated financial position or results of operations.

In February 2010, the FASB updated FASB ASC 855, Subsequent Events (FASB ASC 855) that requires an entity that is an SEC filer to evaluate subsequent events through the date that the financial statements are issued. For an SEC filer, this guidance also eliminates the required disclosure of the date through which subsequent events are evaluated.  This update is effective upon issuance. We adopted the update on January 1, 2010, as required and concluded it did not have a material impact on our consolidated financial position or results of operations.

DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations, Policy [Policy Text Block]
NOTE 14 – DISCONTINUED OPERATIONS

This report presents the results of operations of the Company’s Hospitality segment as discontinued operations.  Except for the fourth quarter of 2010 in which the Company incurred additional sales tax expense of  $15,251 related to the disposed assets, there were no other results from the discontinued operations during 2011 or 2010. On April 1, 2009, the Company completed the sale of its Premiere Tents and Events (“PTE”) business unit reflecting the Company’s focus on its charitable bingo business in Texas, South Carolina, Alabama and Florida.

NOTE 2 – DISCONTINUED OPERATIONS.

This report presents the results of operations of the Company’s Hospitality segment for the twelve-month periods ended December 31, 2010 and 2009, as discontinued operations in this report. On April 1, 2009, the Company completed the sale of its event rental business unit reflecting the Company’s focus on its charitable bingo business in Texas, South Carolina, Alabama and Florida. During 2010, the Company incurred additional sales tax expense related to the disposed assets.  The event rental business unit was sold for  $900,000 consisting of  $300,000 cash consideration and a seven year note for  $600,000 at six percent interest. The asset sale resulted in a gain on sale of  $403,556 resulting from a  $900,000 sales price less  $406,444 of disposed assets, at net book value and a fifteen percent valuation allowance on the seven year note.

The amounts of the discontinued Hospitality segment’s sales, gross profit, gain on sale, income from discontinued operations and income (loss) per basic share included in the fourth quarter and twelve months ended December 31, 2010 and 2009 were as follows:

		Q410		Q409	Change			2010		2009	Change
Revenue	$	---	$	---	$	---	$	---		$425,533	$	(425,533)
Gross profit (loss)	$	(15,251)	$	---	$	(15,251)	$	(15,251)	$	(111,123)		$95,872
Gain on asset disposal		---		---		---		---		$403,556	$	(403,556)
Income (loss) from discontinued operations	$	(15,251)	$	---	$	(15,251)	$	(15,251)		$292,433	$	(307,684)
Income (loss) per share	$	(0.00)		$0.00			$	(0.00)		$0.02

MATERIAL ACQUISITIONS AND REORGANIZATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Combination Disclosure [Text Block]

NOTE 2 – MATERIAL ACQUISITIONS, REORGANIZATIONS AND OTHER TRANSACTIONS

Generally speaking, the Securities and Exchange Commission sets forth guidelines which require a company to report as material certain acquisitions. The acquisitions discussed below do not necessarily meet this threshold, however, they are included in the interest of disclosure. The acquisitions were accounted for as a purchase. Unless otherwise noted, we funded the purchase price from existing cash balances. Our consolidated financial statements include the operating results from the date of acquisition. Unless otherwise noted, pro-forma results of operations have not been presented because the effects of those operations were not material. In accordance with FASB ASC 805, Business Combinations (FASB ASC 805), the total purchase consideration has been allocated to the assets acquired and liabilities assumed, including identifiable assets, based on their respective estimated fair values at the date of acquisition.

The Company acquires bingo halls through its appropriately formed and licensed wholly-owned corporate subsidiaries in the states in which it operates.

2011

In June 2011, the Company completed the acquisition of a bingo hall in South Carolina for cash and a note payable. The acquired bingo hall commenced operations effective June 1, 2011.

In January 2011, the Company completed the acquisition of a bingo hall in South Carolina for cash and a note payable. The acquired bingo hall commenced operations January 6, 2011.

In January 2011, the Company reached a settlement of its case in Abilene, as described more fully in Note 11 – Commitments and Contingencies.

2010

On January 25, 2010, the Company acquired a bingo hall in South Carolina for cash and a note payable.

On December 6, 2010, the Company converted to a bingo hall a property formerly occupied by its real estate tenant.

On December 20, 2010, the Company purchased a bingo hall in South Carolina.

NOTE 3 – MATERIAL ACQUISITIONS AND REORGANIZATIONS

Generally speaking, the Securities and Exchange Commission sets forth guidelines which require a company to report as material certain acquisitions. The acquisitions discussed below do not necessarily meet this threshold, however are included in the interest of disclosure. The acquisitions were accounted for as a purchase. Unless otherwise noted, we funded the purchase price from existing cash balances. Our consolidated financial statements include the operating results from the date of acquisition. Unless otherwise noted, pro-forma results of operations have not been presented because the effects of those operations were not material. In accordance with FASB ASC 805, Business Combinations (FASB ASC 805), the total purchase consideration has been allocated to the assets acquired and liabilities assumed, including identifiable assets, based on their respective estimated fair values at the date of acquisition.

The Company acquires bingo halls through its appropriately formed and licensed wholly-owned corporate subsidiaries in the states in which it operates.

2010

On January 25, 2010, the Company acquired a bingo hall in South Carolina for cash and note payable.

On December 6, 2010, the Company converted to a bingo hall a property formerly occupied by its real estate tenant.

On December 20, 2010, the Company purchased a bingo hall in South Carolina.

2009

On February 10, 2009, the Company acquired two halls in South Carolina. Associated with the purchase the Company realigned operations and closed two halls.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures [Text Block]
NOTE 4 - FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC 825, Financial Instruments (FASB ASC 825), requires disclosure about the fair value of all financial assets and liabilities for which it is practical to estimate.  Cash, accounts receivable, accounts payable, notes and legal settlements payable and other liabilities are carried at amounts that reasonably approximate their fair values.

WRITE-OFFS AND CHARGES	12 Months Ended
Dec. 31, 2010
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
NOTE 5 – WRITE-OFFS AND CHARGES

In accordance with FASB ASC 350, Intangibles – Goodwill and Other (FASB ASC 350), the Company recognizes impairment losses when facts and circumstances indicate that the carrying amount of an asset may not be recoverable.  In such cases, an impairment loss is recognized and measured as the amount by which the carrying value of the asset exceeds the fair value of the asset.  For the years ended December 31, 2010 and 2009, the Company evaluated the carrying value of goodwill for each reporting unit of the Company and determined that no impairment of goodwill was necessary.

During 2008, in accordance with FASB ASC 420, Exit or Disposal Cost Obligations (FASB ASC 420) the Company recorded contract termination costs in the amount of  $672,363. The contract termination costs were associated with certain underperforming bingo hall closures in Texas.

Below is a reconciliation of changes in the contract termination cost reserve from 2008 to 2010 and included in Accrued expenses:

Amount
Balance December 31, 2008	$672,363
Contact termination activity	(353,020)
Balance December 31, 2009	$319,343
Contact termination activity	(178,314)
Balance December 31, 2010	$141,029

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2011 and December 31, 2010 consists of the following:

	June 30, 2011	December 31, 2010
Land	$760,467	$760,467
Buildings	3,563,222	3,557,423
Leasehold improvements	6,380,690	5,892,755
Equipment, furniture and fixtures	3,687,113	3,768,089
Automobiles	155,516	155,516
	14,547,008	14,134,250

Less: Accumulated depreciation and amortization	(7,130,776)	(6,874,428)

Property and equipment, net	$7,416,232	$7,259,822

Total depreciation expense, for owned and leased assets, charged to continuing operations for the six months ended June 30, 2011 and 2010 was approximately  $444,000 and  $403,000 respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2010 and 2009 consists of the following:

	2010	2009
Land	$760,467	$740,467
Buildings	3,557,423	3,395,498
Leasehold improvements	5,892,755	5,565,310
Equipment, furniture and fixtures	3,768,089	3,625,132
Automobiles	155,516	121,534
	14,134,250	13,447,941
Less: Accumulated depreciation and amortization	(6,874,428)	(6,329,678)

Property and equipment, net	$7,259,822	$7,118,263

Depreciation expense charged to operations for the years ended December 31, 2010 and 2009, was  $830,287 and  $783,928 respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 4 – GOODWILL & OTHER INTANGIBLE ASSETS

Goodwill at June 30, 2011, was as follows:

	Gross Carrying Amount	Accumulated Amortization	Total

Goodwill at December 31, 2010	$6,669,963	$(1,195,816)	$5,474,147
Goodwill acquired during period	502,682	---	502,682
Goodwill at June 30, 2011	$7,172,645	$(1,195,816)	$5,976,829

Intangible assets at June 30, 2011, consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Total
Intangible Assets with Indefinite Lives:
Bingo licenses at December 31, 2010	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at June 30, 2011	$881,339	(51,974)	$829,365

Intangible Assets with Finite Lives:
Covenants not to compete at December 31, 2010	$392,500	(281,875)	$110,625
Change in covenants not to compete	530,000	(56,805)	473,195
Covenants not to compete at June 30, 2011	$922,500	(338,680)	$583,820
Intangible Assets, Net of Accumulated Amortization			$1,413,185

Amortization expense charged to operations for the six months ended June 30, 2011 and 2010 was approximately  $57,000 and  $20,000 respectively. The increase in goodwill and covenants not to compete during 2011 resulted from two South Carolina bingo hall acquisitions and settlement described more fully in Note 11 – Commitments and Contingencies.

NOTE 7 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill at December 31, 2010 and 2009, is as follows:

	Gross Carrying Amount	Accumulated Amortization	Total
Goodwill at December 31, 2008	$6,251,350	$(1,195,816)	$5,055,534
Goodwill acquired during period	160,100	---	160,100
Goodwill at December 31, 2009	$6,411,450	$(1,195,816)	$5,215,634
Goodwill acquired during period	258,513	---	258,513
Goodwill at December 31, 2010	$6,669,963	$(1,195,816)	$5,474,147

Intangible assets at December 31, 2010 and 2009 consists of the following:

	Gross Carrying Amount	Accumulated Amortization	Total
Intangible Assets with Indefinite Lives:
Bingo licenses at December 31, 2008	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at December 31, 2009	$881,339	(51,974)	$829,365
Licenses acquired during the period	---	---	---
Bingo licenses at December 31, 2010	$881,339	(51,974)	$829,365

Intangible Assets with Finite Lives:
Covenants not to compete at December 31, 2008	$282,500	(209,416)	73,084
Change in covenants not to compete	50,000	(34,292)	15,708
Covenants not to compete at December 31, 2009	$332,500	(243,708)	88,792
Change in covenants not to compete	60,000	(38,167)	21,833
Covenants not to compete at December 31, 2010	$392,500	(281,875)	110,625
Intangible Assets, Net of Accumulated Amortization			$939,990

Amortization expense charged to operations for the twelve months ended December 31, 2010 and 2009, was  $38,167 and  $34,292, respectively.

Future amortization of intangible assets with finite lives is as follows:

Year	Amount
2011	$40,000
2012	40,000
2013	27,500
2014	3,125
2015	---
Total	$110,625

The increases in goodwill and covenants not to compete are related to the Company’s acquisition activities.

LONG TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-term Debt [Text Block]
NOTE 15 – LONG TERM DEBT

During the first quarter of 2011 the Company was advanced  $210,000 on a promissory note. The note is secured by certain real estate, subject to certain financial covenants and matures in April 2016.  Interest is indexed at prime plus three-quarter percent and may fluctuate between a four and one-quarter percent and seven and three-quarter percent interest rate.

In addition, during the six months ended June 30, 2011, the Company purchased acquisition assets in exchange for notes payable of approximately  $637,000. The notes bear interest up to three percent and mature through January 2017.

NOTE 8 - LONG-TERM DEBT

Long-term debt at December 31, 2010 and 2009 consists of the following:

	2010	2009
Note payable to bank, due in monthly installments of approximately $13,500 including interest at prime plus 0.5%, cap 7.5%, floor 3.95%, maturing December 2020, secured by real estate	$1,823,127	$1,937,349

Mortgage note payable to a bank, due in monthly installments of $4,394, including interest at the prime rate, maturing July 2012, secured by a deed of trust on the real estate	509,961	545,438

Mortgage note payable to a third party, due in monthly installments of $5,578, including interest at 8% maturing August 2012, secured by a second lien on the real estate	360,878	397,348

Note payable to bank, due in monthly installments of approximately $8,644 including interest at prime plus 1%, cap 8.0%, floor 4.5%, maturing June 2014, secured by note receivable	339,717	---

Note payable to bank, due in monthly installments of approximately $6,975 including interest at prime plus 0.75%, cap 7.75%, floor 4.25%, maturing April 2016, secured by real estate	165,000	---

Installment note payable to a third party, due in monthly installments of $2,279, including interest at 5%, maturing March 2012, secured by real estate	30,927	56,041

Installment note payable to a third party, due in monthly installments of $4,600, including interest at 6%, maturing October 2011, secured by subsidiary stock	139,602	184,933

Installment note payable to a third party, due in monthly installments of $1,519, including interest at 5%, maturing March 2012, secured by bingo hall business	20,619	37,361

Promissory note payable to a third party, due in monthly installments of $5,511 bearing interest of 4%, maturing January 2012.	64,719	---
	3,454,550	3,158,470
Less current maturities	(563,105)	(273,380)
Long-term debt, net of current portion	$2,891,445	$2,885,090

Notes payable to bank are subject to certain financial covenants.  As of December 31, 2010, the Company was in compliance with the covenants.

Payments of notes payable for each of the next five fiscal years and thereafter are as follows:

Years Ending December 31,	Total
2011	$ 563,105
2012	1,080,871
2013	228,921
2014	164,936
2015	107,220
Thereafter	1,309,497
$ 3,454,550

Interest expense for the years ended December 31, 2010 and 2009 were approximately  $187,000 and  $216,000 respectively.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]	NOTE 5 - SHAREHOLDERS’ EQUITY At June 30, 2011, the Company held 1,492,967 treasury shares at an average purchase cost of $0.95.
NOTE 9 – STOCKHOLDERS’ EQUITY

The Company acquired, prior to 2002, 2,159,100 shares of its common shares for  $2,337,385 under the current stock buyback program (See Note 14).  During 2009, the Company reinstated its share repurchase program and authorized the purchase of up to an additional  $500,000 of its common shares. During 2010, 694,008 shares of its common shares were repurchased for  $482,752. During 2009, 159,385 shares of its common shares were repurchased for  $114,906. At December 31, 2010, the Company held 1,492,967 treasury shares at an average cost of  $0.95.

In 2010, the Company issued 59,333 shares of treasury stock under the Employee Stock Purchase Plan and 401K Plan at a cost of  $30,095.  The Company repurchased 694,008 shares of its common stock at an average cost of  $0.70 per share for cash of  $482,752. In addition, the Company recognized additional stock based compensation in the amount of  $103,078 related to issued stock options.

In 2009, the Company issued 80,899 shares of treasury stock under the Employee Stock Purchase Plan and 401K Plan at a cost of  $35,370.  The Company repurchased 159,385 shares of its common stock at an average cost of  $0.72 per share for cash of  $114,906. The Company issued 1,182,699 shares of its common stock related to stock-based compensation recognized in the prior year. In addition, the Company recognized additional stock based compensation in the amount of  $202,504 related to issued stock options and 100,000 shares for stock grants.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

The Company recorded approximately  $38,000 and  $54,000 of state income tax expense, respectively, for the six months ended June 30, 2011 and 2010.  The Company does not expect to incur significant federal income tax charges until the utilization of its accumulated federal income tax loss carry-forwards, which totaled approximately  $13,200,000 at December 31, 2010, and begin expiring in the year 2016.

FASB ASC 740, Income Taxes (FASB ASC 740) addresses the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attribute for financial statement disclosure of tax positions taken or expected to be taken on a tax return. If a tax position is more likely than not to be sustained upon examination, then an enterprise would be required to recognize in its financial statements the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of June 30, 2011, the Company did not recognize a liability for uncertain tax positions.  We do not expect our unrecognized tax benefits to change significantly over the next twelve months.  The tax years 2006 through 2010 remain open to examination by the taxing jurisdictions in which we file income tax returns.

NOTE 10 - INCOME TAXES

A reconciliation of the expected federal income tax expense (benefit) based on the U.S. Corporate income and applicable state tax rates of 39% to actual for 2010 and 39% to actual for 2009 is as follows:

	2010		2009
Expected income tax (benefit)	$	(51,990)	$133,106
Amounts not deductible for federal income tax purposes		4,674	2,803
Other		71,214	27,187
State income taxes, net of federal income tax		45,903	64,413
Change in valuation allowance		5,449	(121,914)
		$75,250	$105,595

The provision for income taxes consists of the following:

	2010	2009
Current year income taxes:
Federal	$-0-	$-0-
State	75,250	105,595
Deferred income taxes:
Federal	-0-	-0-
State	-0-	-0-
	$75,250	$105,595

Deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	2010	2009
Deferred tax asset	$5,940,960	$5,935,511
Deferred tax liability	---	---
Valuation allowance for deferred tax asset	(5,940,960)	(5,935,511)
Net deferred tax asset	$-0-	$-0-

The components of deferred tax assets at December 31, 2010 and 2009, are as follows:

Deferred tax asset	2010	2009
Net operating loss carryforward	$5,138,929	$4,240,991
Depreciation	(148,933)	60,222
Allowance for doubtful accounts	8,658	10,677
Accrued expenses	813,532	1,515,178
Capital Loss carryforward	20,402	20,402
Other	108,372	88,041
Net deferred tax asset	$5,940,960	$5,935,511

The non-current deferred tax asset results from differences in depreciation of fixed assets and legal reserves for financial and federal income tax reporting purposes and the deferred tax benefit of net operating losses.  Due to continuing operating losses for tax purposes, the deferred tax asset has been allowed for as it does not meet the “more likely than not” recognition criteria.

The Company recorded approximately  $75,000 and  $106,000 of state income tax expense, respectively, for the twelve months ended December 31, 2010 and 2009.  The Company does not expect to incur material federal income tax charges until the depletion of its accumulated federal income tax loss carry-forwards. At December 31, 2010, the Company has net operating loss carry forwards for federal income tax purposes of approximately  $13.2 million that begin expiring in the year 2016.

FASB ASC 740, Income Taxes (FASB ASC 740) addresses the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attribute for financial statement disclosure of tax positions taken or expected to be taken on a tax return. If a tax position is more likely than not to be sustained upon examination, then an enterprise would be required to recognize in its financial statements the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2010, the Company did not recognize a liability for uncertain tax positions.  We do not expect our unrecognized tax benefits to change significantly over the next twelve months.  The tax years 2006 through 2010 remain open to examination by the major taxing jurisdictions in which we file income tax returns.

EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Earnings Per Share [Text Block]
NOTE 7 – EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding during each period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and common share equivalents outstanding (if dilutive) during each period. The number of common share equivalents, which include stock options, is computed using the treasury stock method.

A reconciliation of basic to diluted earnings (loss) per share is as follows:

Six months ended June 30,	2011	2011	2010	2010
	Basic	Diluted	Basic	Diluted
Numerator:
Net income (loss)	$72,268	$72,268	$419,136	$419,136
Denominator:
Weighted average shares outstanding	17,324,439	17,324,439	17,898,854	17,898,854
Effect of dilutive securities:
Stock options and warrants	---	467,822	---	428,694
Weighted average shares outstanding	17,324,439	17,792,261	17,898,854	18,327,548

Earnings (loss) per share	$0.00	$0.00	$0.02	$0.02

Stock options to acquire 281,268 and 100,750 shares for the six months ended June 30, 2011 and 2010, respectively, were excluded from the computations of diluted EPS because the effect of including the stock options would have been anti-dilutive to a loss per share or the options were out of the money.

NOTE 11 - EARNINGS PER SHARE

A reconciliation of basic to diluted earnings (loss) per share is as follows:

Years ended December 31,	2010	2010	2009	2009
	Basic	Diluted	Basic	Diluted
Numerator:
Net income (loss)	$(208,557)	$(208,557)	$235,702	$235,702
Net income (loss) available to common stockholders	$(208,557)	$(208,557)	$235,702	$235,702
Denominator:
Weighted average shares outstanding	17,815,114	17,815,114	17,583,785	17,583,785
Effect of dilutive securities:
Stock options and warrants	---	---	---	619,236
Weighted average shares outstanding	17,815,114	17,815,114	17,583,785	18,203,021

Earnings (loss) per share	$ (0.01)	$ (0.01)	$0.01	$0.01

Stock options to acquire 569,290 and 230,580 shares for the year ended December 31, 2010 and 2009, respectively, were excluded in the computation of diluted earnings per share because the effect of including the stock options would have been anti-dilutive or the options were out of the money.

ACCOUNTING FOR STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 – SHARE BASED PAYMENTS

The Company recorded approximately  $66,000 and  $52,000 in compensation expense in the six month periods ended June 30, 2011 and June 30, 2010, respectively, related to options issued under its stock-based incentive compensation plans.  This includes expense related to both options issued in the current year and options issued in prior years for which the requisite service period for those options includes the current year.  The fair value of these options was calculated using the Black-Scholes options pricing model.  There were 425,000 and 25,000 options issued during the six month periods ended June 30, 2011 and 2010, respectively. For options issued in 2011, the following assumptions were used: dividend yield of 0%, expected volatility of 78%, risk free interest rate of 3.5% and an expected life of 10 years.

NOTE 12 - ACCOUNTING FOR STOCK BASED COMPENSATION

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.  At December 31, 2010, the Company has implemented five shareholder approved stock option plans.  These plans are intended to comply with Section 422 of the Internal Revenue Code of 1986, as amended.  The plans collectively provide for the total issuance of 3,600,000 common shares over ten years from the date of each plan’s approval.  In addition, the plans allow for additional increases of 15% of the then outstanding shares.

The Company recorded approximately  $103,000 and  $203,000 in compensation expense in the years ended December 31, 2010 and  2009 respectively, related to options issued or stock grants under its stock-based incentive compensation plans.  This includes expense related to both options issued in the current year and options issued in prior years for which the requisite service period for those options includes the current year.  The fair value of these options was calculated using the Black-Scholes options pricing model.  Information related to the assumptions used in this model is set forth in the Company’s Annual Report on Form 10-KSB for the fiscal year ended December 31, 2006. For options issued in 2010, the following assumptions were used: dividend yield of 0%, expected volatility of 78%, risk free interest rates of 3.5% and an expected life of 10 years. Treasury stock generally is issued upon stock option exercises.

Transactions under the stock option plans are summarized below. At December 31, 2010, a total of 1,572,410 options were outstanding under these plans.

	Employee Stock Plans
	Options	Weighted Average Exercise Price
Outstanding at 12/31/08	445,410	$0.53
Granted	1,095,000	0.38
Exercised	---	---
Forfeited	(18,000)	0.51
Outstanding at 12/31/09	1,522,410	$0.42
Granted	50,000	0.73
Exercised	---	---
Forfeited	---	---
Outstanding at 12/31/10	1,572,410	$0.43

The fair value of options granted during the twelve month period ended December 31, 2010, was approximately  $30,000 for 50,000 options which vested upon grant.

The fair value of options granted during the twelve month period ended December 31, 2009, was approximately  $311,000; 900,000 of the granted options vest over a three-year period with an exercise price of a ten percent premium over the stock price on the date of grant, 145,000 options vested upon grant and 50,000 options vest in four years.

For 2010, the aggregate intrinsic value represents the value of the Company’s closing stock price of  $0.55 on the last trading day of the period in excess of the exercise price multiplied by the number of options outstanding or exercisable. The total intrinsic value of options exercised during 2010 was  $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately  $85,000 as of December 31, 2010, related to approximately 334,000 shares with a per share weighted average fair value of   $0.26. We anticipate this expense to be recognized over a weighted average period of approximately 1.2 years.

For 2009, the total intrinsic value of options exercised was  $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately  $159,000 as of December 31, 2009, related to approximately 647,000 shares with a per share weighted average fair value of   $0.25.

The following table summarizes information about options outstanding at December 31, 2010 and 2009, under the Employee Stock Plans:

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Number Outstanding	Weighted Avg. Remaining Contractual Life	Weighted Avg. Exercise Price	Number Exercisable	Weighted Avg. Exercise Price
2010:	$1.26 - 1.87	16,500	5.4 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,555,910	7.1 years	$0.42	1,221,535	$0.44
	Total	1,572,410	7.1 years	$0.43	1,238,035	$0.46

2009:	$1.26 - 1.87	16,500	6.4 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,505,910	8.0 years	$0.41	859,035	$0.47
	Total	1,522,410	8.0 years	$0.42	875,535	$0.49

	Aggregate intrinsic value	$247,980			$175,380

The weighted average remaining contractual life of options exercisable as of December 31, 2010, was 6.6 years.

During 2009, the Company renewed the three year employment agreement with its President and CEO.  In accordance with this agreement, the Company accrued  $24,000 and  $24,000 of deferred compensation in 2010 and 2009, respectively. In addition, in accordance with this agreement the Company awarded the President and CEO a stock grant of 1,182,699 shares with a value on the grant date of  $331,156 which, was recorded as a liability as of December 31, 2008, with issuance of shares made in 2009. Also, during 2009, in accordance with this agreement the Company awarded the President and CEO stock options of 900,000 with a value on the grant date of  $199,980; the options vest over a three year period.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
NOTE 10 – RELATED PARTY TRANSACTIONS

During 2009, the Company renewed the employment agreement with its President and CEO; in accordance with this agreement, the Company accrued  $12,000 and  $12,000 of deferred compensation in the six months ended June 30, 2011 and 2010, respectively.

NOTE 13 - RELATED PARTY TRANSACTIONS

During 2009, the Company renewed the three year employment agreement with its President and CEO; in accordance with this agreement, the Company accrued  $24,000 and  $24,000 of deferred compensation in 2010 and 2009, respectively. In addition, in accordance with this agreement the Company awarded the President and CEO a stock grant of 1,182,699 shares with a value on the grant date of  $331,156 which was recorded as a liability as of December 31, 2008, with issuance of shares made in 2009. Also, during 2009, in accordance with this agreement the Company awarded the President and CEO stock options of 900,000 with a value on the grant date of  $199,980; the options vest over a three year period.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
NOTE 11 – COMMITMENTS AND CONTINGENCIES

Generally speaking, the Securities and Exchange Commission guidelines require a company to report any pending legal and/or regulatory proceedings that involve a claim for damages in excess of ten percent (10%) of its current assets. The litigation and proceedings discussed below do not necessarily meet this threshold, but are included in the interest of disclosure.  The Company is also sometimes engaged in routine litigation incidental to its business. In general, the Company will vigorously defend itself against all claims to the fullest extent possible. The legal proceedings exclude certain insurance claims for which the Company believes are covered and defended by existing insurance policies and ordinary and incidental matters.

Littlefield Corporation f/k/a/ American Bingo and Gaming v. Philip Furtney, Case No.: 2001 CA 4000, Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida.

In this case, Littlefield is Plaintiff and seeks recovery from the estate of Philip Furtney [“Furtney”] for fraud and negligent misrepresentations.  This litigation arises from the 1995 acquisition of three Florida bingo centers by a predecessor, American Bingo & Gaming Corporation, from two corporations controlled by Furtney – Pondella Hall for Hire, Inc., [“Pondella”] and 800438 Ontario.

Several months after the acquisition of the three centers, the Florida Office of Statewide Prosecution obtained an indictment for alleged racketeering against two American Bingo subsidiaries that operated two of the centers and the Florida Attorney General brought a civil proceeding for racketeering against the same two subsidiaries and American Bingo based upon the same allegations.  The indictment and civil litigation were the result of an investigation that had been ongoing for over one year prior to the acquisition of the centers.  Furtney was aware of the investigation and its serious nature, but did not disclose the investigation to American Bingo.  In fact, even though Furtney was aware of the investigation, the acquisition agreements related to the sales specifically and falsely stated that there were not any ongoing governmental investigations.  Furtney was admittedly divesting himself of his interests in these and other bingo operations because of the investigation.

American Bingo won the dismissal of the civil action, settled the criminal case, and sold its Florida centers as a condition of the settlement.  Nonetheless, American Bingo suffered significant damages as a result of Furtney’s conduct.

The resolution of this long pending matter was substantially delayed when Furtney, a citizen of Canada and part time resident of Mexico, avoided service of the Complaint for several years.  Littlefield was finally successful in serving Furtney when he was in the United States in 2005, to attend related litigation.   However, Furtney passed away in September 2007, several months before the scheduled trial date.  In the event a defendant dies following the commencement of litigation, the Florida Rules of Civil Procedure provides that a plaintiff may substitute the “proper parties” as the defendant and continue to pursue the claim to judgment.  Furtney’s Estate Trustee, Bruce Furtney, was substituted as the defendant and Littlefield has continued to pursue its claims for damages from Furtney’s Estate, including all sums paid in the acquisition of the three centers, all costs incurred by American Bingo in the litigation with the state of Florida, and the amount of judgments Littlefield was required to pay to Pondella and 800438 Ontario as a result of related litigation.

After the substitution of Estate Trustee Bruce Furtney as the defendant, he discharged Furtney’s previous counsel and retained his own counsel which resulted in additional delay.  Prior to his dismissal, Furtney’s counsel filed a motion for summary judgment seeking the dismissal of the claims, arguing that the claims were barred by the previous judgments in the related litigation with Pondella and Ontario; he also argued that the claims against Furtney were time-barred by the statute of limitations.  The attorney retained by Bruce Furtney continued in raising these arguments and a hearing on the motion was conducted in July 2009.  The Court entered an order in March 2010, denying the motion for summary judgment and rejecting the arguments in their entirety; the case was then scheduled for trial.

The case was set for trial in March 2011.  However, according to court filings by the attorney for Bruce Furtney in the thirty days before the scheduled trial, his client was resigning as Trustee and Furtney’s two sons were being appointed as successor Trustees.  Additionally, Bruce Furtney’s counsel sought to withdraw from the case because Furtney’s sons wanted different counsel to represent them as the Trustees. As a result of these representations, the court permitted Bruce Furtney’s counsel to withdraw and subsequently postponed the trial.  The change of Trustees has not yet occurred, but a new attorney has entered an appearance.  The case is now set for trial during the month of October 2011, and the court has indicated that it will not permit any further delays.

Cause No.24, 182-B; West Texas Bingo, Inc. v. Janie Wall, in the 104th Judicial District Court of Taylor County, Texas.

This suit is no longer pending. In this case, Plaintiff was a wholly-owned subsidiary of the Company. The Plaintiff filed suit against the Defendants alleging the Defendants interfered with the Plaintiff's bingo operations and/or business operations located in Abilene, Texas. The Defendants asserted counterclaims against the Plaintiff alleging that the Plaintiff's claims were harassing and constituted intentional infliction of emotional distress. Defendant's claims were dismissed by the Court via summary judgment in June 2008.

Defendants subsequently alleged that the Company and its CEO were the alter-ego of the Plaintiff and asserted third-party claims against them.  These claims were dismissed by the Court via summary judgment in July 2010.

A mediation was conducted in January 2010 and in April 2010, but the case did not settle. In January 2011, this matter was resolved pursuant to the terms and conditions of a confidential settlement agreement entered into by the parties within which for consideration the Defendants surrendered their licenses to play bingo for a specified period of time.

Cause No. 2009-CI-14245, B-Y Mission Plaza CC, Ltd. v. Coastal Bend Bingo, Inc. and Littlefield Corporation, in the 285th District Court of Bexar County, Texas.

This suit is no longer pending.  B-Y Mission, Plaintiff, filed suit against the Company and one of its affiliates, alleging breach of a lease agreement between B-Y Mission, Landlord, and Coastal Bend, Lessee, and seeking to compel arbitration of the dispute. The Company is the Guarantor of the lease entered into by one of its affiliates, Coastal Bend. Coastal Bend attempted to terminate the lease under a clause of the lease that the Company believes permits termination of the lease under the circumstances and tendered the appropriate termination amount. The Company also asserted that B-Y Mission engaged in fraud by, among other things, making material misrepresentations in connection with the lease. The Landlord contended the termination was wrongful and sought recovery of all remaining rental payments.

As a result of an arbitration conducted on March 31 and April 1, 2010, the arbitrator determined that the Company’s affiliate did not have grounds to terminate the lease as alleged.  However, the arbitrator also determined that Company’s affiliate was entitled to a reduction of the amount of common area maintenance, insurance and taxes charged by the Landlord for the remainder of the lease.  The arbitrator awarded the Landlord an amount for past rent and for attorney fees, which has been fully paid by the Company.   The Company recorded a  $122,449 charge in its first quarter 2010 results to reflect this judgment. On April 29, 2010, the Court entered its final judgment adopting the decision and award of the arbitrator.   The judgment expressly recites that all monetary awards therein have been fully satisfied by the Company and its affiliate.  Pursuant to the private agreement between the parties, the award of the arbitrator and the judgment adopting the same are not subject to appeal by any party.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company is obligated under various operating leases.  Generally, the leases provide for minimum annual rentals as well as a proportionate share of the real estate taxes, insurance and certain common area charges.  Minimum annual rentals under these leases are as follows:

Year Ending December 31,	Minimum Rentals
2011	2,147,599
2012	1,714,369
2013	1,366,683
2014	908,177
2015	707,170
Thereafter	732,699
Total minimum annual rentals	$7,576,697

Rent expense for the years ended December 31, 2010 and 2009, amounted to approximately  $2.26 million and  $2.5 million, respectively.

In 2003, the Company leased out Grandview Bingo in Amarillo.  The arrangement is that of a standard monthly sublease and not a per-session lease.  The tenant provided a  $7,800 security deposit.   The minimum annual future receipts under this sublease are as follows:

Year Ending December 31,	Minimum Rent
2011	93,600
2012	93,600
2013	93,600
2014	93,600
2015	31,200
Total minimum annual rentals	$405,600

(b) Legal

Generally speaking, the Securities and Exchange Commission guidelines require a company to report any pending legal and/or regulatory proceedings that involve a claim for damages in excess of ten percent (10%) of its current assets. The litigation and proceedings discussed below do not necessarily meet this threshold, but are included in the interest of disclosure.  The Company is also sometimes engaged in routine litigation incidental to its business. In general, the Company will vigorously defend itself against all claims to the fullest extent possible. The legal proceedings exclude certain insurance claims for which the Company believes are covered and defended by existing insurance policies and ordinary and incidental matters.

Littlefield Corporation f/k/a/ American Bingo and Gaming v. Philip Furtney, Case No.: 2001 CA 4000, Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida.

In this case, Littlefield is Plaintiff and seeks recovery from the estate of Philip Furtney [“Furtney”] for fraud and negligent misrepresentations.  This litigation arises from the 1995 acquisition of three Florida bingo centers by a predecessor, American Bingo & Gaming Corporation, from two corporations controlled by Furtney – Pondella Hall for Hire, Inc., [“Pondella”] and 800438 Ontario.

Several months after the acquisition of the three centers, the Florida Office of Statewide Prosecution obtained an indictment for alleged racketeering against two American Bingo subsidiaries that operated two of the centers and the Florida Attorney General brought a civil proceeding for racketeering against the same two subsidiaries and American Bingo based upon the same allegations.

The indictment and civil litigation were the result of an investigation that had been ongoing for over one year prior to the acquisition of the centers.  Furtney was aware of the investigation and its serious nature, but did not disclose the investigation to American Bingo.  In fact, even though Furtney was aware of the investigation, the acquisition agreements related to the sales specifically and falsely stated that there were not any ongoing governmental investigations.  Furtney was admittedly divesting himself of his interests in these and other bingo operations because of the investigation.

American Bingo won the dismissal of the civil action, settled the criminal case, and sold its Florida centers as a condition of the settlement.   Nonetheless, American Bingo suffered significant damages as a result of Furtney’s conduct.

The resolution of this long pending matter was substantially delayed when Furtney, a citizen of Canada and part time resident of Mexico, avoided service of the Complaint.  Littlefield was finally successful in serving Furtney when he was in the United States in 2005, to attend related litigation.   However, Furtney passed away in September 2007, several months before the scheduled trial date.  In the event a defendant dies following the commencement of litigation, the Florida Rules of Civil Procedure provides that a plaintiff may substitute the “proper parties” as the defendant and continue to pursue the claim to judgment.  Furtney’s Estate Trustee, Bruce Furtney, was substituted as the defendant and Littlefield has continued to pursue its claims for damages from Furtney’s Estate, including all sums paid in the acquisition of the three centers, all costs incurred by American Bingo in the litigation with the state of Florida, and the amount of judgments Littlefield was required to pay to Pondella and 800438 Ontario as a result of related litigation.

After the substitution of Estate Trustee Bruce Furtney as the defendant, he discharged Furtney’s previous counsel and retained his own counsel which resulted in additional delay.  Prior to his dismissal, Furtney’s counsel filed a motion for summary judgment seeking the dismissal of the claims, arguing that the claims were barred by the previous judgments in the related litigation with Pondella and Ontario; he also argued that the claims against Furtney were time-barred by the statute of limitations.  The attorney retained by Bruce Furtney continued in raising these arguments and a hearing on the motion was conducted in July 2009.  The Court entered an order in March 2010, denying the motion for summary judgment and rejecting the arguments in their entirety; the case was then scheduled for trial.

The case is now set for trial on a three week trial calendar beginning March 14, 2011.   However, according to recent court filings by the attorney for Bruce Furtney, disagreements regarding the handling the Estate generally and this litigation in particular have arisen between Furtney and the two beneficiaries of the Estate, Furtney’s sons.  As a result of these disagreements, Bruce Furtney is resigning as Trustee and Furtney’s two sons are being appointed as successor Trustees, which means they must be substituted as parties in the case once they are officially appointed as Estate Trustees.  Furtney’s sons have threatened to sue Bruce Furtney and they want a different counsel to represent them in this case.   Bruce Furtney’s counsel was permitted to withdraw due to a conflict of interest and the Court has given Furtney’s sons until March 11, 2011, to obtain counsel to represent them.  This substitution of the new Trustees may result in a delay of the March trial date.

Cause No.24, 182-B; West Texas Bingo, Inc. v. Janie Wall, in the 104th Judicial District Court of Taylor County, Texas.

In this case, Plaintiff was a wholly-owned subsidiary of the Company. The Plaintiff filed suit against the Defendants alleging the Defendants interfered with the Plaintiff's bingo operations and/or business operations located in Abilene, Texas. The Defendants asserted counterclaims against the Plaintiff alleging that the Plaintiff's claims were harassing and constituted intentional infliction of emotional distress. Defendant's claims were dismissed by the Court via summary judgment in June 2008.

Defendants subsequently alleged that the Company and its CEO were the alter-ego of the Plaintiff and asserted third-party claims against them.  These claims were dismissed by the Court via summary judgment in July 2010.

A mediation was conducted in January 2010 and in April 2010, but the case did not settle. In January 2011, this matter was resolved pursuant to the terms and conditions of a confidential settlement agreement entered into by the parties within which for consideration the Defendants surrendered their licenses to play bingo for a specified period of time.

Cause No. 2009-CI-14245, B-Y Mission Plaza CC, Ltd. v. Coastal Bend Bingo, Inc. and Littlefield Corporation, in the 285th District Court of Bexar County, Texas.

As of April 30, 2010, the suit is no longer pending.  B-Y Mission, Plaintiff, filed suit against the Company and one of its affiliates, alleging breach of a lease agreement between B-Y Mission, Landlord, and Coastal Bend, Lessee, and seeking to compel arbitration of the dispute. The Company is the Guarantor of the lease entered into by one of its affiliates, Coastal Bend. Coastal Bend attempted to terminate the lease under a clause of the lease that the Company believes permits termination of the lease under the circumstances and tendered the appropriate termination amount. The Company also asserted that B-Y Mission engaged in fraud by, among other things, making material misrepresentations in connection with the lease. The Landlord contended the termination was wrongful and seeks recovery of all remaining rental payments.

As a result of an arbitration conducted on March 31 and April 1, 2010, the arbitrator determined that the Company’s affiliate did not have grounds to terminate the lease as alleged.  However, the arbitrator also determined that Company’s affiliate was entitled to a reduction of the amount of common area maintenance, insurance and taxes charged by the Landlord for the remainder of the lease.   The arbitrator awarded the Landlord an amount for past rent and for attorney fees, which has been fully paid by the Company.   The Company recorded a  $122,449 charge in its first quarter 2010 results to reflect this judgment. On April 29, 2010, the Court entered its final judgment adopting the decision and award of the arbitrator.   The judgment expressly recites that all monetary awards therein have been fully satisfied by the Company and its affiliate.  Pursuant to the private agreement between the parties, the award of the arbitrator and the judgment adopting the same are not subject to appeal by any party.

(c) Stock Repurchase Plan

During the second quarter of 1998, the Company authorized a stock repurchase program to purchase up to 1,000,000 shares of its common stock.  On February 8, 2000, the Company amended the stock repurchase program to permit purchase of up to 2,000,000 shares of its common stock at such time and prices the Company deems advantageous.  The amount was subsequently increased to 3,000,000 shares. During 2009, the Company reinstated its share repurchase program and authorized the purchase of up to an additional  $500,000 of its common shares. During 2009, 159,385 shares of its common shares were repurchased for  $114,906. During 2010, 694,008 shares of its common shares were repurchased for  $482,752. There is no commitment or obligation on the part of the Company to purchase any particular number of shares, and the program may be suspended at any time at the Company’s discretion.  Any shares so repurchased will be held as treasury shares and be available for general corporate purposes.

(d) Concentration of Credit Risk

The Company maintains its cash and certificates of deposit in banks which are insured by the Federal Deposit Insurance Corporation (FDIC) up to  $250,000.  At December 31, 2010, cash in banks did not exceed FDIC coverage limits.

(e) 401(K) and Employee Stock Ownership Plan

The Company has a 401(K) and Employee Stock Ownership Plan that was instituted in 2001.  In 2010, employees were allowed to defer up to 90% of their wages to a maximum of  $16,500 or  $22,000 depending upon age, tax deferred, for retirement purposes.  The Company has no obligation to match any of the employee deferrals and contributions to the plan are at the discretion of management.  For the years ended December 31, 2010 and 2009, the Company contributed  $0 and  $0 respectively, into the Plan.

(f) Employee Stock Purchase Plan

During 2002, the Company implemented the 2002 Employee Stock Purchase Plan to allow employees of Littlefield Corporation and any subsidiaries to acquire stock ownership in the Company.  The Company has reserved 500,000 shares under this plan.  Offering of shares under this plan will commence  1) on the first day of each fiscal year and will end on the last day of the fiscal year or  2) at the sole discretion of the administrators.  Any offerings that remain unsold during the offering period shall expire and shall be made available for grant in future offering periods.  Eligible employees shall elect to make contributions between 1% and 10% of gross compensation.  The exercise price of any shares purchased by a participant shall be at eighty-five percent (85%) of the lower of the fair market value of the common stock on the date of the grant or date of exercise.   Through December 31, 2010, 293,140 shares have been purchased through this program.  Of the shares purchased, 31,085 shares were purchased in 2010 and 58,974 in 2009.

(g) Employment Agreement

During 2009, the Company renewed and modified its employment agreement with its President and CEO to extend through December 31, 2011. Should the Company terminate the employment agreement without cause, the Company would be liable for twelve months of the then current salary, the acceleration of unvested stock-based compensation, payment of deferred compensation and other stated benefits earned in cash.

CHANGE IN ESTIMATE	12 Months Ended
Dec. 31, 2010
Accounting Changes and Error Corrections [Text Block]

NOTE 15 – CHANGE IN ESTIMATE

During 2009, in accordance with FASB ASC 250, Accounting Changes (FASB ASC 250), we recorded a  $122,000 change in estimate as a period change to reflect a revised estimate of prior year discretionary incentives. The effect on 2009’s cost of services and general and administrative expenses would have been approximately  $71,000 and  $51,000 respectively.

SPECIAL CHARGES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Income and Other Expense Disclosure [Text Block]	NOTE 13 – SPECIAL CHARGES As more fully discussed in Note 11: Commitments and Contingencies, during the first three months of 2010, we recorded a $122,000 charge related to an arbitration judgment.	NOTE 16 – SPECIAL CHARGES As described more fully in Note 14 – Commitments and Contingencies, during the first three months of 2010, we recorded a $122,000 charge related to a judgment.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]	NOTE 16 – SUBSEQUENT EVENTS None.
NOTE 17 - SUBSEQUENT EVENTS

In January 2011, the Company reached a settlement of its case in Abilene, as described more fully in Note 14 – Commitments and Contingencies.

In January 2011, the Company completed the acquisition of a bingo hall in South Carolina. The Company commenced operations January 6, 2011.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The unaudited consolidated financial statements include the accounts of Littlefield Corporation and its wholly owned subsidiaries (the “Company”).  The financial statements contained herein are unaudited and, in the opinion of management, contain all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented.  The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and the reported amount of revenue and expenses during the reported period.  Actual results could differ from these estimates.  Where appropriate, items within the consolidated financial statements have been reclassified to maintain consistency and comparability for all periods presented.

The operating results for the six month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2011.  Except for historical information contained herein, certain matters set forth in this report are forward looking statements that are subject to substantial risks and uncertainties, including the impact of government regulation and taxation, customer attendance and spending, competition, and general economic conditions, among others.  This Quarterly Report on Form 10-Q contains “forward-looking” statements as such term is defined in the Private Securities Litigation Reform Act of 1995 and information relating to the Company and its subsidiaries that are based on the beliefs of the Company’s management.  When used in this report, the words “anticipate,” “believe,” “estimate,” “expect,” and “intend” and words or phrases of similar import, as they relate to the Company or its subsidiaries or Company management, are intended to identify forward-looking statements.  Such statements reflect the current risks, uncertainties and assumptions related to certain factors including, without limitations, competitive factors, general economic conditions, customer relations, relationships with vendors, the interest rate environment, governmental regulation and supervision, seasonality, distribution networks, product introductions and acceptance, technological change, changes in industry practices, onetime events and other factors described herein and in other filings made by the Company with the Securities and Exchange Commission, based upon changing conditions, should any one or more of these risks or uncertainties materialize, or should any underlying assumptions prove incorrect, actual results may vary materially from those described herein as anticipated, believed, estimated, expected or intended.  The Company does not intend to update these forward-looking statements.

ACCOUNTING FOR STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
NOTE 8 - ACCOUNTING FOR STOCK BASED COMPENSATION.

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.  The Company has implemented five shareholder approved stock option plans.  These plans are intended to comply with Section 422 of the Internal Revenue Code of 1986, as amended.  The plans collectively provide for the total issuance of 3,600,000 common shares over ten years from the date of each plan’s approval.  In addition, the plans allow for additional increases of 15% of the then outstanding shares.

Transactions under the stock option plans are summarized below. At June 30, 2011, a total of 1,997,410 options were outstanding under these plans.

	Employee Stock Plans
	Options	Weighted Average Exercise Price
Outstanding at 12/31/10	1,572,410	$0.43
Granted	425,000	0.56
Exercised	---	---
Forfeited	--	---
Outstanding at 6/30/11	1,997,410	$0.46

The fair value of options granted during the six month period ended June 30, 2011 was approximately  $193,800; with 25,000 options vesting upon grant and 400,000 options vesting over four years subject to certain performance criteria.

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the period in excess of the exercise price multiplied by the number of options outstanding or exercisable. The total intrinsic value of options exercised during 2011 was  $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately  $206,150 as of June 30, 2011, related to approximately 528,000 shares with a per share weighted average fair value of   $0.39. We anticipate this expense to be recognized over a weighted average period of approximately 2.6 years.

The following table summarizes information about options outstanding at June 30, 2011 under the Employee Stock Plan:

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Number Outstanding	Weighted Avg. Remaining Contractual Life	Weighted Avg. Exercise Price	Number Exercisable	Weighted Avg. Exercise Price
2011:	$1.26 - 1.87	16,500	4.9 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,980,910	7.3 years	$0.45	1,452,785	$0.44
	Total	1,997,410	7.3 years	$0.46	1,469,285	$0.45

	Aggregate intrinsic value	$502,539			$390,676

The weighted average remaining contractual life of options exercisable as of June 30, 2011 was 6.4 years.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2011
Recently Issued Accounting Pronouncements [Text Block]
NOTE 12 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB updated FASB ASC 820, Fair Value Measurements and Disclosures (FASB ASC 820) that requires additional disclosures and clarifies existing disclosures regarding fair value measurements. The additional disclosures include 1) transfers in and out of Levels 1 and 2 and 2) activity in Level 3 fair value measurements. The update provides amendments that clarify existing disclosures on 1) level of disaggregation and 2) disclosures about inputs and valuation techniques. This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. These disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We adopted the update on January 1, 2010, as required and concluded it did not have a material impact on our consolidated financial position or results of operations.